Consolidated Statements of Cash Flows (Parenthetical) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Repayments of term and other debt	[1]	₨ 10,563	$ 144.5	₨ 32,827	₨ 3,786
Solar Green Bonds [Member]
Repayments of term and other debt		₨ 2,117	$ 28.9	₨ 1,058	₨ 1,305

[1]	Includes INR 1,305 million, INR 1,058 million and INR 2,117 million (US$ 28.9 million) paid towards hedging costs for Solar Green Bonds for the year ended March 31, 2019, 2020, and 2021, respectively